Share-Based Compensation (Changyou 2008 Share Incentive Plan) (Details) (USD $)	1 Months Ended			12 Months Ended							12 Months Ended
	Jan. 31, 2008 Ordinary Shares [Member] CEO [Member]	Apr. 30, 2008 Changyou's 2008 Share Incentive Plan [Member]	Jan. 31, 2008 Changyou's 2008 Share Incentive Plan [Member]	Dec. 31, 2012 Changyou's 2008 Share Incentive Plan [Member]	Dec. 31, 2011 Changyou's 2008 Share Incentive Plan [Member]	Dec. 31, 2010 Changyou's 2008 Share Incentive Plan [Member]	Mar. 31, 2009 Changyou's 2008 Share Incentive Plan [Member] Ordinary Shares [Member]	Dec. 31, 2008 Changyou's 2008 Share Incentive Plan [Member] Ordinary Shares [Member]	Dec. 31, 2008 Changyou's 2008 Share Incentive Plan [Member] Common Class A [Member]	Dec. 31, 2008 Changyou's 2008 Share Incentive Plan [Member] Common Class B [Member]	Dec. 31, 2012 Changyou's 2008 Share Incentive Plan [Member] Common Class B [Member] CEO [Member]
Dec. 31, 2012
Changyou's 2008 Share Incentive Plan [Member]
ClassA and/ or Class B restricted share units [Member]
Executive officers other than CEO and certain employees and certain Sohu employees [Member]

Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance								2,000,000	226,000	1,774,000
Shares reserved for future issuance as a result of a stock split							20,000,000
Shares granted	7,000,000										15,000,000	4,745,200
Discount rate used to determine the fair value of the ordinary shares		23.00%	22.00%
DLOM		19.00%	19.00%
Fair value of Changyou.com Limited as a going concern		$ 198,000,000	$ 136,000,000
Share-based compensation expense				$ 3,400,000	$ 5,500,000	$ 8,500,000